Goodwill and Intangible Assets - Changes To The Net Book Value Of Goodwill And Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 482,000,000	$ 44,800,000
Additions	1,800,000	3,300,000
Acquisitions through business combinations	(3,700,000)	449,200,000
Amortization	(29,600,000)	(15,400,000)	$ (8,900,000)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0	0
Write down of assets	(800,000)
Foreign exchange and other	(100,000)	100,000
Intangible assets and goodwill, ending balance	449,600,000	482,000,000	44,800,000
Goodwill
Changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	198,400,000	23,200,000
Acquisitions through business combinations	0	175,200,000
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Foreign exchange and other	(100,000)	0
Intangible assets and goodwill, ending balance	198,300,000	198,400,000	23,200,000
Other intangible assets
Changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	269,800,000	10,400,000
Additions	0	0
Acquisitions through business combinations	(3,000,000)	271,000,000
Amortization	(24,600,000)	(11,600,000)
Write down of assets	0
Foreign exchange and other	100,000	0
Intangible assets and goodwill, ending balance	242,300,000	269,800,000	10,400,000
Computer software assets
Changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	13,800,000	11,200,000
Additions	1,800,000	3,300,000
Acquisitions through business combinations	(700,000)	3,000,000
Amortization	(5,000,000)	(3,800,000)
Write down of assets	(800,000)
Foreign exchange and other	(100,000)	100,000
Intangible assets and goodwill, ending balance	$ 9,000,000	$ 13,800,000	$ 11,200,000